Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade and other receivables with customers	R$ 1,142,704	R$ 1,039,373
Trade and other receivables with others	37,878	42,406
Total trade and other receivables with customers	1,180,582	1,081,779
Allowance for doubtful accounts	(14,716)	(12,723)
Total	R$ 1,165,866	R$ 1,069,056	R$ 914,428